Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Trade and Other Receivables [Abstract]
Accrued interest income	$ 157	$ 656
R&D tax incentive receivable	4,019,286	8,583,635
Goods and services tax receivable	22,232	16,184
Accounts receivable		65,229
Total Trade and Other Receivables	$ 4,041,675	$ 8,665,704